Income Tax Expense (Tax Effects Of Temporary Differences That Give Rise To Significant Portions Of The Deferred Tax Assets And Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Income Tax Expense [Abstract]
Inventories, long-term contract accounting, contract cost reserves and other	$ 7,819	$ 6,029
Pension and other postretirement benefits	13,437	11,341
Net operating loss carryforward - domestic	562	687
Net operating loss carryforward - foreign	3,841	3,419
Capital loss carryforward	240	240
Other compensation-related costs and other cost accruals	17,589	17,316
State credit carryforward	997	1,240
Total deferred tax assets	44,485	40,272
Deferred tax liabilities, Plant and equipment, depreciation methods, acquisition asset allocations, and other	(109,905)	(104,082)
Net deferred tax liabilities before valuation allowance	(65,420)	(63,810)
Less valuation allowance	(942)	(873)
Net deferred tax liabilities	$ (66,362)	$ (64,683)